Note 11 - Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Accrued insurance	$5,350	$4,743
Accrued interest	5,068	3,092
Accrued equipment purchases	1,415	-
Accrued sales and use tax	4,094	4,145
Accrued property taxes	426	865
Accrued professional fees	497	3,579
Other	1,197	2,406
Total accrued expenses and other liabilities	$18,047	$18,830

	2018	2017

Accrued insurance	$4,743,247	$3,155,685
Accrued interest	3,091,150	2,830,656
Accrued equipment purchases	-	2,172,115
Accrued sales and use tax	4,145,047	2,695,141
Accrued property taxes	865,061	750,264
Accrued professional fees	3,579,008	862,069
Other	2,406,089	2,156,192
Total accrued expenses and other liabilities	$18,829,602	$14,622,122